Accounting for Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Accounting for Stock-Based Compensation
Accounting for Stock-Based Compensation

10.                   Accounting for Stock-Based Compensation

The Company recognized approximately $21,000 and $40,000 in stock-based compensation expense during the three- and nine-month periods ended September 30, 2012, respectively and had $33,000 of unrecognized compensation as of that date, which will be recognized over the remaining 3.1 years.  For the three- and nine-month periods ended September 30, 2011, the Company had no stock-based compensation expense.

A summary of option activity under the Company’s employee stock option plan for the nine months ended September 30, 2012, is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	2,426	$53.60
Granted	3,461	$11.56
Exercised	—	$—
Expired or forfeited	—	$—
Outstanding at end of period	5,887	$28.88	4.5	$4,578
Options exercisable at end of period	4,637	$25.88	4.6	$4,578
Weighted-average fair value of options granted during the year	$9.34